Long-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)
Long-term Investments
Long-term investments	$ 207,936		¥ 484,103		¥ 1,487,638
Impairment losses on equity securities without readily determinable fair value	1,398	¥ 10,000	0	¥ 0
Cash consideration from investment disposed	9,006	64,432	260
Gain recognized from investment disposed	2,153	15,403
Realized gain on disposal of available-for-sale securities	7,094	50,746	18,451	15,147
Interest income	11,351	81,207	23,824	13,484
Long-term investments
Long-term Investments
Realized gain on disposal of available-for-sale securities		0	0	0
Unrealized gains/(loss) on investments	1,337	9,566	59,637	15,475
Equity securities without readily determinable fair value
Long-term Investments
Long-term investments	72,080		193,179		515,679
Cash consideration from investment disposed	2,013	14,400
Gain recognized from investment disposed	1,402	10,032
Equity method investments
Long-term Investments
Long-term investments	12,851		110,441		91,937
Cash consideration from investment disposed	13,251	94,800
Gain recognized from investment disposed	751	5,371
Available-for-sale securities
Long-term Investments
Long-term investments	123,005		180,483		¥ 880,022
Available-for-sale securities | Long-term investments
Long-term Investments
Interest income	$ 6,752	¥ 48,307	¥ 0	¥ 0